Restricted Bank Balance, Cash and Cash Equivalents (Details) - Schedule of Restricted Bank Balance, Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Cash in hand	$ 15,065	$ 18,839
Balances in current accounts	28,399,437	16,741,142
Total	28,414,502	16,759,981
Restricted bank balance (Note 15)	8,500,000	8,500,000	$ 8,500,000
Non-current	8,500,000	8,500,000
Cash and cash equivalents	7,718,655	940,925
Restricted bank balance	12,195,847	7,319,056
Current	$ 19,914,502	$ 8,259,981